Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
5.	Related Party Transactions

Certain executive officers and directors of the Company, including members of their immediate families and companies in which they are significant owners (more than 10%), were indebted to the Company. The loans were made on the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans with borrowers who are not related to the Company. During the years ended December 31, 2016 and 2015, the activity of these loans was as follows:

	2016	2015

Balance, beginning of year	$13,148,726	$12,732,702
Additions	3,987,121	3,473,398
Amounts collected	(4,205,038)	(3,057,374)
Change in related parties	(148,576)	-
Balance, end of year	$12,782,233	$13,148,726

Unused lines of credit to related parties totaled $2,220,128 and $2,240,340, at December 31, 2016 and 2015, respectively. Letters of credit were issued to directors totaling $6,534 at December 31, 2016 and 2015, respectively.

Deposits at the Company from related parties totaled $15,933,380 and $13,732,380 at December 31, 2016 and 2015, respectively.

Payments to companies controlled by directors totaled $2,697 in 2016 and $90,479 in 2015. Payments to a retailer affiliated with a director totaled $82 in 2016 and $2,779 in 2015. Another director was paid $1,000 in 2016 and $3,000 in 2015 for his oversight of branch office repairs and maintenance. The Company occasionally utilizes the services of a real estate firm where another director was a partner, although no compensation was paid in 2016 or 2015.